Cover	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2026
Entity File Number	333-291808
Entity Registrant Name	BALLSTON SPA BANCORP, INC.
Entity Central Index Key	0002094107
Entity Tax Identification Number	74-2245601
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	990 State Route 67
Entity Address, City or Town	Ballston Spa
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12020
City Area Code	(518)
Local Phone Number	363-8199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false